Investment Objectives and Goals	Jun. 17, 2024
The U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The U.S. Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The U.S. Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	with income as a secondary consideration.
The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Institutional U.S. Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Institutional U.S. Equity Portfolio is to provide capital appreciation,
Objective, Secondary [Text Block]	with income as a secondary consideration.
The ESG Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The ESG Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance ("ESG") focused investments.
The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Catholic SRI Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Catholic SRI Growth Portfolio seeks to maximize total return subject to emphasizing socially responsible investments.
The International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The International Equity Portfolio is to maximize total return.
The Institutional International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Institutional International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Institutional International Equity Portfolio is to maximize total return.
The Emerging Markets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Emerging Markets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
The Core Fixed Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Core Fixed Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Core Fixed Income Portfolio is to provide a high level of current income consistent with the preservation of capital.
The Corporate Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Corporate Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Corporate Opportunities Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as "junk bonds."
The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The U.S. Government Fixed Income Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The U.S. Corporate Fixed Income Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Short-Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	The Intermediate Term Municipal Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.